STOCKHOLDERS' EQUITY - Narrative (Details) $ in Millions			3 Months Ended
	Nov. 10, 2021 USD ($) class Vote	Nov. 09, 2021 class shares	Mar. 31, 2022 Vote class shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Class of Stock [Line Items]
Shares authorized (in shares)			4,110,000,000	4,110,000,000
Preferred stock, shares authorized (in shares)			10,000,000	10,000,000	260,582,311
Preferred stock, shares issued (in shares)			0	0	260,582,311
Preferred stock, shares outstanding (in shares)			0	0	260,582,311
Number of classes of stock | class	2	1	2
General, and administrative
Class of Stock [Line Items]
Incremental value of exchanged shares | $	$ 13.6
Northern Genesis Acquisition Corp. II
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)		87,078,981
Class A common stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			4,000,000,000	4,000,000,000	150,000,000
Common stock, shares issued (in shares)			362,832,986	362,832,986	141,216,455
Common stock, shares outstanding (in shares)				362,832,986	141,216,455
Number of votes | Vote	1		1
Class B common stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			100,000,000	100,000,000	0
Common stock, shares issued (in shares)			87,078,981	87,078,781	0
Common stock, shares outstanding (in shares)				87,078,781	0
Number of votes | Vote	10		10